Web-Based Technology (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Web-Based Technology (Textual)
Web-based technology amortization period, Description	Amortization is recorded using the straight-line method over periods of up to five years.
Web-based technology, amortization expense	$ 208,074	$ 152,502
Amortization expense 2018	91,039
Amortization expense for 2019	$ 52,691